SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Cash and cash equivalents	$ 53,797	$ 34,221
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	6.90%	22.70%
Cash and cash equivalents	$ 3,700	$ 7,800
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	22.70%	35.80%
Cash and cash equivalents	$ 12,200	$ 12,200